CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [Line Items]
Revenue	€ 900,000	€ 69,000
Loss for the period before taxes			€ (8,384,000)
Remeasurements of post-employment benefit obligations, net of tax	(68,000)
Currency translation differences	121,000	(58,000)
Consolidated entity
Statement of comprehensive income [Line Items]
Revenue	852,000	69,000
Cost of goods sold	(303,000)	(30,000)
Gross profit	549,000	39,000
General and administrative expenses	(11,113,000)	(7,522,000)	(4,226,000)
Research and development expenses	(2,353,000)	(473,000)	(630,000)
Clinical expenses	(2,706,000)	(1,053,000)	(848,000)
Manufacturing expenses	(4,760,000)	(460,000)	(489,000)
Quality assurance and regulatory expenses	(1,463,000)	(227,000)	(227,000)
Patents fees & Related	(1,062,000)	(123,000)	(267,000)
Therapy development expenses	(3,599,000)	(1,864,000)	(902,000)
Other operating income / (expenses)	265,000	459,000	(126,000)
Operating loss for the period	(26,242,000)	(11,224,000)	(7,715,000)
Financial income	3,675,000	62,000	71,000
Financial expense	(2,072,000)	(990,000)	(740,000)
Loss for the period before taxes	(24,639,000)	(12,152,000)	(8,384,000)
Income taxes	(2,980,000)	(93,000)	(70,000)
Loss for the period	(27,619,000)	(12,245,000)	(8,454,000)
Loss attributable to equity holders	(27,619,000)	(12,245,000)	(8,454,000)
Remeasurements of post-employment benefit obligations, net of tax	(68,000)
Currency translation differences	121,000	(58,000)	168,000
Total other comprehensive income/(loss)	53,000	(58,000)	168,000
Total comprehensive loss for the year, net of tax	(27,566,000)	(12,303,000)	(8,286,000)
Loss attributable to equity holders	€ (27,566,000)	€ (12,303,000)	€ (8,286,000)
Basic loss per share (in EUR)	€ (1.161)	€ (0.677)	€ (0.568)
Diluted loss per share (in EUR)	€ (1.161)	€ (0.677)	€ (0.568)